As filed with the Securities and Exchange Commission on October 30, 2013

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2013

Date of reporting period:  August 31, 2013

Item 1. Schedules of Investments.

PACIFIC INCOME ADVISERS BBB BOND FUND
Schedule of Investments - August 31, 2013 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	82.9%
	Agricultural Chemicals	0.3%
	Mosaic Co.
$885,000	3.75%, due 11/15/21		$856,149
	Agriculture	0.5%
	Bunge Limited Finance Corp.
1,150,000	8.50%, due 6/15/19		1,401,072
	Airlines	0.9%
605,300	Continental Airlines, Inc.
	5.983%, due 10/19/23		644,644
714,223	Delta Air Lines, Inc.
	7.75%, due 12/17/19		837,427
1,098,018	US Airways
	5.90%, due 4/1/26		1,147,429
			2,629,500
	Auto Parts	1.3%
1,600,000	Advance Auto Parts, Inc.
	5.75%, due 5/1/20		1,683,366
600,000	Autozone, Inc.
	3.125%, due 7/15/23		552,673
1,480,000	Johnson Controls, Inc.
	4.25%, due 3/1/21		1,523,620
			3,759,659
	Autos	2.0%
	Ford Motor Co.
1,475,000	7.45%, due 7/16/31		1,785,013
	Ford Motor Credit Co. LLC
2,500,000	7.00%, due 4/15/15		2,710,585
1,450,000	5.875%, due 8/2/21		1,578,944
			6,074,542
	Banks	3.6%
	Barclays Bank PLC
1,000,000	5.14%, due 10/14/20		1,039,499
	Capital One Financial Corp.
1,915,000	6.15%, due 9/1/16		2,129,036
	Citigroup, Inc.
1,350,000	5.50%, due 2/15/17		1,466,439
1,100,000	6.125%, due 8/25/36		1,106,061
	Discover Financial Services
450,000	3.85%, due 11/21/22		425,380
	Fifth Third Bancorp
1,030,000	4.50%, due 6/1/18		1,103,735
225,000	8.25%, due 3/1/38		291,982
	KeyCorp
900,000	5.10%, due 3/24/21		988,308
	SunTrust Banks Inc.
1,200,000	6.00%, due 9/11/17		1,366,818
	UBS AG
750,000	5.875%, due 7/15/16		829,708
			10,746,966
	Biotech	2.0%
	Amgen, Inc.
2,350,000	3.875%, due 11/15/21		2,362,909
1,350,000	5.15%, due 11/15/41		1,318,499
	Biogen Idec, Inc.
1,210,000	6.875%, due 3/1/18		1,422,073
	Gilead Sciences, Inc.
750,000	5.65%, due 12/1/41		832,319
			5,935,800
	Broker	2.9%
	Credit Suisse Group
700,000	5.40%, due 1/14/20		760,884
	Goldman Sachs Group, Inc.
1,700,000	5.625%, due 1/15/17		1,852,825
1,050,000	6.75%, due 10/1/37		1,086,867
	Merrill Lynch & Co., Inc.
1,610,000	5.70%, due 5/2/17		1,752,920
1,250,000	6.11%, due 1/29/37		1,276,595
	Morgan Stanley
1,000,000	4.875%, due 11/1/22		989,098
	Nomura Holdings, Inc.
850,000	6.70%, due 3/4/20		958,377
			8,677,566
	Building Materials	0.2%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		751,521

	Cable/Satellite	1.3%
	Direct TV Holdings
2,760,000	5.00%, due 3/1/21		2,825,023
300,000	6.00%, due 8/15/40		287,264
	Viacom Inc.
810,000	4.375%, due 3/15/43		667,490
			3,779,777
	Chemicals	2.7%
	Dow Chemical Co.
2,025,000	4.25%, due 11/15/20		2,114,331
865,000	7.375%, due 11/1/29		1,112,737
	Eastman Chemical Co.
1,000,000	2.40%, due 6/1/17		1,005,959
	Ecolab, Inc.
1,500,000	3.00%, due 12/8/16		1,569,729
	PPG Industries, Inc.
1,500,000	6.65%, due 3/15/18		1,757,719
	RPM International, Inc.
500,000	6.125%, due 10/15/19		568,607
			8,129,082
	Communications	0.9%
	Telefonica Emisiones SAU
1,935,000	5.462%, due 2/16/21		1,982,835
600,000	7.05%, due 6/20/36		641,149
			2,623,984
	Communications Equipment	0.8%
	Harris Corp.
1,600,000	6.15%, due 12/15/40		1,715,117
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20		806,984
			2,522,101
	Computer Hardware	0.1%
	Dell, Inc.
450,000	5.65%, due 4/15/18		467,466
	Consumer Products	0.1%
	Fortune Brands, Inc.
181,000	5.375%, due 1/15/16		197,289
	Diversified Manufacturing	0.2%
560,000	Ingersoll-Rand Global Holding Company Ltd.
	6.875%, due 8/15/18		657,819
	Electric Utilities	5.6%
	Dominion Resources, Inc.
1,230,000	5.15%, due 7/15/15		1,326,288
570,000	4.90%, due 8/1/41		576,932
	Duke Energy Corp.
1,370,000	6.25%, due 6/15/18		1,599,781
	Entergy Texas, Inc.
1,404,000	7.125%, due 2/1/19		1,656,216
	Exelon Corp.
845,000	4.90%, due 6/15/15		899,841
1,315,000	5.625%, due 6/15/35		1,364,516
	FirstEnergy Corp.
1,165,000	7.375%, due 11/15/31		1,181,768
	Indiana Michigan Power
850,000	6.05%, due 3/15/37		938,793
	Jersey Central Power & Light
1,300,000	7.35%, due 2/1/19		1,544,317
	Nevada Power Co.
1,210,000	6.50%, due 8/1/18		1,444,290
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22		1,014,137
400,000	5.25%, due 2/15/43		387,838
	Ohio Power Co.
1,200,000	5.375%, due 10/1/21		1,354,831
	Oncor Electric Delivery
695,000	7.00%, due 5/1/32		874,045
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		598,391
			16,761,984
	Finance	0.7%
	Block Financial Corp.
2,000,000	5.50%, due 11/1/22		2,019,844
	Finance - Credit Cards	0.6%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)		1,666,571
	Food	2.6%
	ConAgra Foods, Inc.
1,500,000	7.00%, due 10/1/28		1,810,592
	Kraft Foods, Inc.
1,785,000	6.50%, due 8/11/17		2,069,554
900,000	6.875%, due 2/1/38		1,091,373
	Kraft Foods Group, Inc.
1,890,000	2.25%, due 6/5/17		1,917,070
	Kroger Co.
780,000	6.15%, due 1/15/20		896,246
			7,784,835
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,200,000	6.50%, due 5/1/18		1,411,832
	Health Care	1.5%
	Cardinal Health, Inc.
1,500,000	5.80%, due 10/15/16		1,694,261
	Humana, Inc.
1,355,000	7.20%, due 6/15/18		1,609,629
	Laboratory Corporation of America Holdings
1,100,000	2.20%, due 8/23/17		1,089,558
			4,393,448
	Information Technology	1.3%
	Hewlett Packard Co.
2,350,000	2.60%, due 9/15/17		2,358,716
800,000	4.65%, due 12/9/21		785,206
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		763,785
			3,907,707
	Insurance	5.7%
	American International Group, Inc.
2,175,000	5.05%, due 10/1/15		2,351,136
1,150,000	8.25%, due 8/15/18		1,425,638
700,000	6.25%, due 3/15/87		698,250
	Aon Corp.
700,000	5.00%, due 9/30/20		764,134
	AXA SA
500,000	8.60%, due 12/15/30		593,750
	CIGNA Corp.
315,000	6.15%, due 11/15/36		363,902
	Cincinnati Financial Corp.
1,200,000	6.92%, due 5/15/28		1,410,916
	CNA Financial Corp.
700,000	5.85%, due 12/15/14		742,537
	Fidelity National Financial, Inc.
1,775,000	5.50%, due 9/1/22		1,848,515
	Hartford Financial Services Group
1,700,000	5.125%, due 4/15/22		1,854,373
	Markel Corp.
120,000	4.90%, due 7/1/22		126,639
	Marsh & McLennan Cos., Inc.
633,000	5.75%, due 9/15/15		690,412
	Metlife, Inc.
855,000	6.40%, due 12/15/66		864,619
	Protective Life Corp.
350,000	7.375%, due 10/15/19		419,704
	Prudential Financial, Inc.
650,000	6.625%, due 12/1/37		782,843
	Transatlantic Holdings, Inc.
850,000	8.00%, due 11/30/39		1,069,139
	Unum Group
1,000,000	5.625%, due 9/15/20		1,090,749
			17,097,256
	Lodging	0.2%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		597,997
	Machinery	0.5%
	Flowserve Corp.
1,500,000	3.50%, due 9/15/22		1,404,120
	Media	5.1%
	CBS Corp.
1,220,000	5.75%, due 4/15/20		1,356,056
	Discover Communications LLC
500,000	3.30%, due 5/15/22		472,934
	Expedia, Inc.
800,000	5.95%, due 8/15/20		833,430
	Interpublic Group of Companies
1,030,000	6.25%, due 11/15/14		1,082,787
	News America, Inc.
750,000	5.30%, due 12/15/14		793,123
1,710,000	6.20%, due 12/15/34		1,840,916
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		386,991
	Time Warner, Inc.
3,315,000	7.625%, due 4/15/31		4,176,880
	Time Warner Cable, Inc.
2,825,000	5.85%, due 5/1/17		3,077,883
	Time Warner Entertainment Company, L.P.
1,010,000	8.375%, due 7/15/33		1,130,777
			15,151,777
	Medical Equipment	0.4%
	Agilent Technologies, Inc.
1,000,000	6.50%, due 11/1/17		1,147,005
	Metals	0.6%
	Alcoa, Inc.
810,000	5.55%, due 2/1/17		861,439
	Southern Copper Corp.
850,000	6.75%, due 4/16/40		796,859
			1,658,298
	Metals and Mining	0.3%
	Teck Resources Ltd.
900,000	5.40%, due 2/1/43		778,196
	Metalworking Machinery	0.4%
	Kennametal, Inc.
1,400,000	2.65%, due 11/1/19		1,330,654
	Mining	3.0%
	Barrick Gold Corp.
1,470,000	6.95%, due 4/1/19		1,627,960
	Freeport-McMoRan Copper & Gold Inc.
3,700,000	3.55%, due 3/1/22		3,307,830
	Newmont Mining Corp.
900,000	4.875%, due 3/15/42		700,702
	Vale Overseas Limited
1,460,000	6.25%, due 1/23/17		1,619,937
1,600,000	6.875%, due 11/21/36		1,557,400
			8,813,829
	Office Equipment	0.4%
	Xerox Corp.
1,000,000	6.75%, due 2/1/17		1,140,261
	Oil and Gas	13.2%
	Anadarko Petroleum Corp.
800,000	5.95%, due 9/15/16		897,866
1,100,000	6.45%, due 9/15/36		1,288,251
	Cameron International Corp.
1,000,000	6.375%, due 7/15/18		1,164,716
	Canadian Natural Resources
835,000	6.00%, due 8/15/16		944,330
725,000	6.50%, due 2/15/37		838,821
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		873,733
	Encana Corp.
450,000	3.90%, due 11/15/21		446,733
750,000	6.50%, due 8/15/34		824,741
	Enterprise Products Operating LLC
950,000	3.20%, due 2/1/16		996,265
2,250,000	4.85%, due 8/15/42		2,158,751
	Hess Corp.
575,000	8.125%, due 2/15/19		716,998
900,000	5.60%, due 2/15/41		928,200
	Kinder Morgan Energy Partners
850,000	3.95%, due 9/1/22		832,096
1,520,000	5.80%, due 3/15/35		1,582,977
	Marathon Oil Corp.
1,300,000	6.00%, due 10/1/17		1,490,159
	Marathon Petroleum Corp.
1,306,000	3.50%, due 3/1/16		1,371,163
	Pemex Master Trust
2,000,000	5.75%, due 3/1/18		2,205,000
1,400,000	6.625%, due 6/15/35		1,445,500
	Petrobras International Finance Co.
3,085,000	5.875%, due 3/1/18		3,277,828
2,200,000	5.375%, due 1/27/21		2,159,263
390,000	6.875%, due 1/20/40		372,191
	Petro-Canada
1,000,000	6.80%, due 5/15/38		1,203,580
	Petroleos Mexicanos
750,000	5.50%, due 1/21/21		798,000
	Pioneer Natural Resource Co.
1,500,000	3.95%, due 7/15/22		1,484,008
	Southwestern Energy Co.
1,700,000	4.10%, due 3/15/22		1,673,046
	Suncor Energy, Inc.
500,000	6.10%, due 6/1/18		579,887
	Talisman Energy
685,000	6.25%, due 2/1/38		713,039
	Transocean, Inc.
820,000	6.00%, due 3/15/18		914,134
700,000	6.375%, due 12/15/21		773,307
450,000	6.80%, due 3/15/38		482,018
	Valero Energy Corp.
255,000	6.625%, due 6/15/37		279,829
	Weatherford International Ltd.
900,000	4.50%, due 4/15/22		879,600
900,000	6.75%, due 9/15/40		934,310
	Williams Companies, Inc.
1,400,000	8.75%, due 3/15/32		1,743,430
			39,273,770
	Paper	0.9%
	International Paper Co.
1,000,000	4.75%, due 2/15/22		1,053,118
700,000	6.00%, due 11/15/41		762,062
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		967,641
			2,782,821
	Pharmaceuticals	1.3%
	Abbvie, Inc.
1,800,000	1.75%, due 11/6/17		1,776,199
200,000	4.40%, due 11/6/42		187,500
	Watson Pharmaceuticals, Inc.
2,000,000	1.875%, due 10/1/17		1,970,766
			3,934,465
	Pipelines	2.4%
	El Paso Electric Co.
1,000,000	6.00%, due 5/15/35		1,065,430
	Enbridge Energy Partners, L.P.
590,000	5.20%, due 3/15/20		634,732
	Energen Corp.
750,000	4.625%, due 9/1/21		737,267
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		738,812
1,000,000	7.60%, due 2/1/24 (b)		1,211,842
	Oneok Partners LP
1,600,000	3.375%, due 10/1/22		1,455,456
	Tennessee Gas Pipeline
1,225,000	7.50%, due 4/1/17		1,449,387
			7,292,926
	Real Estate Investment Trusts	3.9%
	Boston Properties LP
1,700,000	4.125%, due 5/15/21		1,741,149
	Duke Realty LP
1,050,000	8.25%, due 8/15/19		1,293,197
	ERP Operating LP
1,000,000	5.75%, due 6/15/17		1,122,114
	Health Care Property Investors, Inc.
850,000	6.00%, due 1/30/17		951,682
	Health Care REIT, Inc.
1,350,000	5.25%, due 1/15/22		1,436,848
	Healthcare Realty Trust
775,000	6.50%, due 1/17/17		865,625
	Hospitality Properties Trust
620,000	5.625%, due 3/15/17		669,075
	ProLogis
1,550,000	6.875%, due 3/15/20		1,817,877
	Ventas Realty LP
1,700,000	4.75%, due 6/1/21		1,775,726
			11,673,293
	Restaurants	0.3%
	Yum! Brands, Inc.
800,000	3.75%, due 11/1/21		793,082
	Retail	1.6%
	CVS Caremark Corp.
2,200,000	5.75%, due 6/1/17		2,510,858
	Gap, Inc.
1,000,000	5.95%, due 4/12/21		1,111,187
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		723,057
	May Dept Stores Co.
400,000	6.70%, due 7/15/34		454,781
			4,799,883
	Scientific Instruments	0.3%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		877,237
	Software	0.7%
	Jabil Circuit, Inc.
2,200,000	4.70%, due 9/15/22		2,123,000
	Technology	0.6%
	Tech Data Corp.
1,900,000	3.75%, due 9/21/17		1,921,141
	Telecommunications	2.9%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,401,135
	British Telecommunications PLC
1,130,000	9.625%, due 12/15/30		1,712,443
	Deutsche Telekom International Finance
1,045,000	6.75%, due 8/20/18		1,248,060
445,000	8.75%, due 6/15/30		624,720
	Embarq Corp.
600,000	7.082%, due 6/1/16		675,172
	France Telecom SA
700,000	5.375%, due 1/13/42		694,412
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		456,726
	Telecom Italia Capital
1,000,000	5.25%, due 10/1/15		1,045,625
710,000	7.721%, due 6/4/38		703,107
			8,561,400
	Tobacco	1.5%
	Altria Group, Inc.
1,859,000	9.70%, due 11/10/18		2,438,506
455,000	9.95%, due 11/10/38		674,896
	Reynolds American, Inc.
1,185,000	7.75%, due 6/1/18		1,437,535
			4,550,937
	Toys and Games	0.6%
	Mattel, Inc.
1,720,000	5.45%, due 11/1/41		1,767,223
	Transportation	1.9%
	Burlington Northern Santa Fe
1,425,000	4.70%, due 10/1/19		1,582,551
1,485,000	6.15%, due 5/1/37		1,688,839
	CSX Corp.
1,640,000	6.22%, due 4/30/40		1,913,916
	Union Pacific Corp.
515,000	4.821%, due 2/1/44 (b)		521,688
			5,706,994
	Utilities - Gas	0.6%
	National Fuel Gas Co.
1,780,000	4.90%, due 12/1/21		1,873,158
	Waste Disposal	1.0%
	Republic Services, Inc.
1,850,000	5.00%, due 3/1/20		2,001,561
	Waste Management, Inc.
660,000	7.75%, due 5/15/32		871,015
			2,872,576
	Total Corporate Bonds (cost $247,509,255)		247,079,813

	SOVEREIGN BONDS	11.7%
	Federal Republic of Brazil
1,600,000	6.00%, due 1/17/17		1,785,600
1,600,000	4.875%, due 1/22/21		1,684,000
2,840,000	7.125%, due 1/20/37		3,244,700
	Republic of Colombia
1,700,000	7.375%, due 3/18/19		2,052,750
890,000	7.375%, due 9/18/37		1,083,575
	Republic of Italy
3,050,000	6.875%, due 9/27/23		3,602,416
	Republic of Panama
800,000	5.20%, due 1/30/20		868,000
500,000	6.70%, due 1/26/36		557,500
	Republic of Peru
830,000	8.375%, due 5/3/16		966,950
1,150,000	6.55%, due 3/14/37		1,305,250
	Republic of Philippines
1,200,000	6.50%, due 1/20/20		1,396,500
2,575,000	5.00%, due 1/13/37		2,681,219
	Republic of Turkey
1,400,000	7.50%, due 7/14/17		1,566,600
2,900,000	5.125%, due 3/25/22		2,791,975
2,900,000	6.00%, due 1/14/41		2,602,750
	Republic of Uruguay
359,742	8.00%, due 11/18/22		444,281
	United Mexican States
3,534,000	3.625%, due 3/15/22		3,452,718
3,140,000	4.75%, due 3/8/44		2,752,210
	Total Sovereign Bonds (cost $38,648,726)		34,838,994

	U.S. GOVERNMENT INSTRUMENTALITIES	0.7%
	U.S. Treasury Bonds
2,400,000	2.875%, due 5/15/43		2,043,374
	Total U.S. Government Instrumentalities (cost $2,107,194)		2,043,374

	SHORT-TERM INVESTMENTS	4.2%
12,413,636	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (c)		12,413,636
	Total Short-Term Investments (cost $12,413,636)		12,413,636

	Total Investments (cost $300,678,811)	99.5%	296,375,817
	Other Assets less Liabilities	0.5%	1,570,306
	TOTAL NET ASSETS	100.0%	$297,946,123

(a)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2013, the value of these investments was $1,733,530 or 0.6% of total net assets.

(c)	Rate shown is the 7-day annualized yield as of August 31, 2013.

Country Allocation Country	% of Net Assets
United States	74.9%
Brazil	5.3%
Mexico	3.7%
Canada	2.7%
Turkey	2.3%
Switzerland	1.9%
Philippines	1.4%
Italy	1.2%
United Kingdom	1.2%
Colombia	1.0%
Spain	0.9%
Peru	0.8%
Netherlands	0.6%
Luxembourg	0.6%
Panama	0.5%
France	0.4%
Japan	0.3%
Ireland	0.2%
Uruguay	0.1%
100.0%

PACIFIC INCOME ADVISERS HIGH YIELD FUND
Schedule of Investments - August 31, 2013 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	90.3%

	Aerospace/Defense	1.5%
	Gencorp, Inc.
$500,000	7.125%, due 3/15/21 (b)		$526,250
	Ducommun, Inc.
200,000	9.75%, due 7/15/18		222,000
			748,250
	Automotive	4.6%
	Accuride Corp.
676,000	9.50%, due 8/1/18		699,660
	Affinia Group, Inc.
500,000	7.75%, due 5/1/21 (b)		516,250
	Schaeffler Finance BV
20,000	6.875%, due 8/15/18 (b)		20,900
480,000	8.50%, due 2/15/19 (b)		535,200
	Stoneridge, Inc.
125,000	9.50%, due 10/15/17 (b)		134,375
	UCI International, Inc.
350,000	8.625%, due 2/15/19		360,500
			2,266,885
	Building Materials	1.5%
	Associated Asphalt Partners LLC
600,000	8.50%, due 2/15/18 (b)		603,000
	Roofing Supply Group LLC
125,000	10.00%, due 6/1/20 (b)		138,125
			741,125
	Chemicals	12.6%
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		626,999
	Ferro Corp.
300,000	7.875%, due 8/15/18		318,750
	Hexion U.S. Finance Corp.
650,000	6.625%, due 4/15/20		645,124
	Ineos Finance PLC
50,000	7.50%, due 5/1/20 (b)		53,750
	Kraton Polymers LLC
620,000	6.75%, due 3/1/19		632,400
	LSB Industries, Inc.
200,000	7.75%, due 8/1/19 (b)		208,000
	Momentive Performance Materials, Inc.
165,000	8.875%, due 10/15/20		172,013
	Nexeo Solutions LLC
550,000	8.375%, due 3/1/18		550,000
	Nova Chemicals Corp.
350,000	5.25%, due 8/1/23 (b)		350,219
	Olin Corp.
500,000	8.875%, due 8/15/19		551,250
	Omnova Solutions, Inc.
265,000	7.875%, due 11/1/18		279,575
	Perstorp Holding AB
495,000	8.75%, due 5/15/17 (b)		508,613
	Rentech Nitrogen Partners L.P.
500,000	6.50%, due 4/15/21 (b)		492,500
	TPC Group, Inc.
225,000	8.75%, due 12/15/20 (b)		230,625
	Trinseo Materials Operating S.C.A.
250,000	8.75%, due 2/1/19 (b)		245,625
	Tronox Finance LLC
350,000	6.375%, due 8/15/20 (b)		336,000
			6,201,443
	Construction Machinery	1.1%
	H & E Equipment Services, Inc.
440,000	7.00%, due 9/1/22		469,700
	NES Rentals Holding, Inc.
50,000	7.875%, due 5/1/18 (b)		51,750
			521,450
	Consumer Cyclical Services	3.7%
	APX Group, Inc.
175,000	6.375%, due 12/1/19 (b)		165,813
310,000	8.75%, due 12/1/20 (b)		306,900
	Garda World Security Corp.
45,000	9.75%, due 3/15/17 (b)		48,375
400,000	9.75%, due 3/15/17 (b)		430,000
	Live Nation Entertainment, Inc.
350,000	7.00%, due 9/1/20 (b)		365,750
	Reliance Intermediate Holdings
475,000	9.50%, due 12/15/19 (b)		520,125
			1,836,963
	Consumer Products	1.1%
	Serta Simmons Holdings LLC
220,000	8.125%, due 10/1/20 (b)		232,650
	Visant Corp.
350,000	10.00%, due 10/1/17		328,125
			560,775
	Distributors	0.8%
	Amerigas Partners Financial Corp.
200,000	6.25%, due 8/20/19		209,000
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		210,000
			419,000
	Diversified Manufacturing	2.7%
	Constellation Enterprises LLC
375,000	10.625%, due 2/1/16 (b)		311,250
	Dynacast International LLC
500,000	9.25%, due 7/15/19		547,500
	Mcron Finance Sub LLC
435,000	8.375%, due 5/15/19 (b)		469,800
			1,328,550
	Electric	0.5%
	NRG Energy, Inc.
245,000	6.625%, due 3/15/23		244,388
	Environmental	2.6%
	Casella Waste Systems, Inc.
800,000	7.75%, due 2/15/19		802,000
	EnergySolutions, Inc.
150,000	10.75%, due 8/15/18		162,750
	Heckmann Corp.
300,000	9.875%, due 4/15/18	1.5%	298,500
			1,263,250
	Finance
	National Financial Partners Corp.
360,000	9.00%, due 7/15/21 (b)		372,600
	National Money Mart Co.
350,000	10.375%, due 12/15/16		366,625
			739,225
	Food and Beverage	3.5%
	Aramark Corp.
500,000	5.75%, due 3/15/20 (b)		512,500
	Bumble Bee Acquisition Corp.
768,000	9.00%, due 12/15/17 (b)		839,040
	Carolina Beverage Group, LLC
370,000	10.625%, due 8/1/18 (b)		372,775
			1,724,315
	Gaming	2.1%
	MGM Resorts International
500,000	6.625%, due 12/15/21		508,125
	Scientific Games Corp.
135,000	8.125%, due 9/15/18		145,969
	Scientific Games International, Inc.
370,000	6.25%, due 9/1/20		366,300
			1,020,394
	Healthcare	2.0%
	Examworks Group, Inc.
575,000	9.00%, due 7/15/19		622,438
	Physio-Control International Corp.
333,000	9.875%, due 1/15/19 (b)		369,630
			992,068
	Industrial - Other	8.2%
	American Tire Distributors, Inc.
400,000	9.75%, due 6/1/17		423,000
	Cleaver-Brooks, Inc.
275,000	8.75%, due 12/15/19 (b)		292,531
	Dycom Investments, Inc.
520,000	7.125%, due 1/15/21		549,900
	Interline Brands, Inc.
375,000	10.00%, due 11/15/18		405,938
	RSC Equipment Rental, Inc.
610,000	8.25%, due 2/1/21		677,100
	Safway Group Holding
500,000	7.00%, due 5/15/18 (b)		505,000
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		474,750
	Stonemor Partners L.P.
300,000	7.875%, due 6/1/21 (b)		303,750
	Zachry Holdings, Inc.
375,000	7.50%, due 2/1/20 (b)		386,250
			4,018,219
	Lodging	0.0%
	RHP Hotel Property
10,000	5.00%, due 4/15/21 (b)		9,350
	Media Non-Cable	3.3%
	Coinstar, Inc.
600,000	6.00%, due 3/15/19 (b)		601,500
	RR Donnelley & Sons Co.
50,000	8.25%, due 3/15/19		55,375
	SGS International, Inc.
600,000	8.375%, due 10/15/20 (b)		622,500
	Valassis Communications, Inc.
350,000	6.625%, due 2/1/21		346,500
			1,625,875
	Metals and Mining	5.2%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		894,625
	American Rock Salt Company LLC
300,000	8.25%, due 5/1/18 (b)		291,750
	Castle (AM) & Co.
250,000	12.75%, due 12/15/16		289,375
	Graftech International Ltd.
240,000	6.375%, due 11/15/20		241,200
	Rain CII Carbon LLC
450,000	8.00%, due 12/1/18 (b)		456,750
	Suncoke Energy, Inc.
50,000	7.625%, due 8/1/19		53,375
300,000	7.375%, due 2/1/20 (b)		312,000
			2,539,075
	Oil Field Services	4.1%
	Calfrac Holdings LP
300,000	7.50%, due 12/1/20 (b)		303,750
	CHC Helicopter SA
500,000	9.25%, due 10/15/20		515,000
	Drill Rig Holdings, Inc.
405,000	6.50%, due 10/1/17 (b)		415,125
	Petroleum Geo-Services
200,000	7.375%, due 12/15/18 (b)		220,000
	Platinum Energy Solutions, Inc.
250,000	14.25%, due 3/1/15 (c)		126,250
	Welltec A/S
400,000	8.00%, due 2/1/19 (b)		428,000
			2,008,125
	Packaging	8.4%
	AEP Industries, Inc.
606,000	8.25%, due 4/15/19		651,449
	Boe Intermediate Holding Corp.
600,000	9.00%, due 11/1/17 (b)		615,000
	Bway Parent Company, Inc.
165,000	9.50%, due 11/1/17 (b)		175,725
	Cons Container Co.
470,000	10.125%, due 7/15/20 (b)		509,950
	Crown Americas LLC
100,000	4.50%, due 1/15/23 (b)		92,750
	Dispensing Dynamics International, Inc.
500,000	12.50%, due 1/1/18 (b)		512,500
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)		405,900
	Pretium Packaging LLC
175,000	11.50%, due 4/1/16		188,125
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		109,588
	Sealed Air Corp.
470,000	6.50%, due 12/1/20 (b)		500,550
	Tekni-Plex, Inc.
289,000	9.75%, due 6/1/19 (b)		325,125
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		51,000
			4,137,662
	Paper	6.9%
	Cascades, Inc.
653,000	7.75%, due 12/15/17		686,465
205,000	7.875%, due 1/15/20		216,788
	Clearwater Paper Corp.
430,000	4.50%, due 2/1/23		391,300
	Mercer International, Inc.
400,000	9.50%, due 12/1/17		429,000
	Neenah Paper, Inc.
500,000	5.25%, due 5/15/21		477,500
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20		400,000
	Verso Paper Holdings LLC
325,000	11.75%, due 1/15/19		334,750
	Xerium Technologies, Inc.
450,000	8.875%, due 6/15/18		461,250
			3,397,053
	Pharmaceuticals	0.6%
	Sky Growth Acquisition
300,000	7.375%, due 10/15/20 (b)		312,000
	Pipelines	0.8%
	Atlas Pipeline Partners LP
420,000	5.875%, due 8/1/23 (b)		395,850
	Summit Midstream Holdings, LLC
10,000	7.50%, due 7/1/21 (b)		10,200
			406,050
	Retailers	3.1%
	Party City Holdings, Inc.
550,000	8.875%, due 8/1/20 (b)		591,938
	Petco Animal Supplies, Inc.
275,000	8.50%, due 10/15/17 (b)		281,875
250,000	9.25%, due 12/1/18 (b)		270,625
	Rent-A-Center, Inc.
350,000	6.625%, due 11/15/20		370,125
			1,514,563
	Technology	5.6%
	ACI Worldwide, Inc.
20,000	6.375%, due 8/15/20 (b)		20,250
	Brightstar Corp.
200,000	7.25%, due 8/1/18 (b)		198,000
	First Data Corp.
500,000	7.375%, due 6/15/19 (b)		521,250
	Kemet Corp.
370,000	10.50%, due 5/1/18		355,200
	Sophia L.P./Sophia Finance, Inc.
550,000	9.75%, due 1/15/19 (b)		599,500
	Sungard Data Systems, Inc.
250,000	6.625%, due 11/1/19		255,000
	Transunion Holding Co.
750,000	9.625%, due 6/15/18		813,749
			2,762,949
	Transportation Services	0.1%
	LBC Tank Terminal Holding
40,000	6.875%, due 5/15/23 (b)		40,400

	Wirelines	2.2%
	Frontier Communications Corp.
270,000	9.25%, due 7/1/21		307,800
355,000	7.125%, due 1/15/23		347,013
	Windstream Corp.
490,000	6.375%, due 8/1/23		445,288
			1,100,101
	Total Corporate Bonds (cost $43,780,594)		44,479,503

	SHORT-TERM INVESTMENTS	8.0%
3,967,433	Invesco STIT - Prime Portfolio - Institutional Class, 0.02% (a)		3,967,433
	Total Short-Term Investments (cost $3,967,433)		3,967,433

	Total Investments (cost $47,748,027)	98.3%	48,446,936
	Other Assets less Liabilities	1.7%	816,346
	TOTAL NET ASSETS	100.0%	$49,263,282

(a)	Rate shown is the 7-day annualized yield as of August 31, 2013.
(b)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2013, the value of these investments was $23,792,408 or 48.3% of total net assets.

(c)	Security is in default.

PACIFIC INCOME ADVISORS MBS BOND FUND
Schedule of Investments - August 31, 2013 (Unaudited)

Principal
Amount/Shares			Value
	MORTGAGE-BACKED SECURITIES	101.0%
	Commercial Mortgage-Backed Securities	0.9%
	Banc of America
$864,819	5.906%, due 5/10/45, Series 2006-2, Class AAB (a)		$895,466
	U.S. Government Agencies	100.1%
	FHLMC Pool
58,327	4.50%, due 5/1/20, #G18052		61,621
49,754	4.50%, due 3/1/21, #G18119		52,529
49,598	5.00%, due 3/1/21, #G18105		53,536
201,396	4.50%, due 5/1/21, #J01723		214,697
47,048	6.00%, due 6/1/21, #G18124		51,363
142,220	4.50%, due 9/1/21, #G12378		150,252
43,338	5.00%, due 11/1/21, #G18160		46,883
36,053	5.00%, due 2/1/22, #G12522		38,916
48,862	5.00%, due 2/1/22, #J04411		52,733
150,417	5.50%, due 3/1/22, #G132577		162,712
47,835	5.00%, due 7/1/22, #J05243		51,624
951,386	4.00%, due 3/1/26, #J14785		1,003,366
2,120,053	3.00%, due 11/1/26, #G18409		2,170,326
772,614	3.00%, due 6/1/27, #G14497		791,884
15,141	5.50%, due 5/1/35, #B31639		16,338
334,994	5.00%, due 8/1/35, #A36351		358,531
153,780	4.50%, due 9/1/35, #A37616		162,068
337,328	4.50%, due 10/1/35, #A37869		355,506
235,756	4.50%, due 10/1/35, #A38023		248,461
98,897	4.50%, due 10/1/35, #G01890		104,227
182,352	5.00%, due 10/1/35, #G01940		195,164
292,506	6.00%, due 1/1/36, #A42208		318,427
29,324	7.00%, due 1/1/36, #G02048		33,447
278,306	5.50%, due 2/1/36, #G02031		300,290
155,767	7.00%, due 8/1/36, #G08148		176,819
620,546	6.50%, due 9/1/36, #A54908		693,821
195,064	6.50%, due 11/1/36, #A54094		218,098
120,222	5.50%, due 2/1/37, #A57840		129,469
311,407	5.00%, due 5/1/37, #A60268		332,824
220,501	5.00%, due 6/1/37, #G03094		235,665
792,058	5.50%, due 6/1/37, #A61982		852,976
726,588	6.00%, due 6/1/37, #A62176		790,973
1,006,909	6.00%, due 6/1/37, #A62444		1,097,669
186,609	5.00%, due 7/1/37, #A63187		199,442
339,351	5.50%, due 8/1/37, #G03156		365,451
102,019	6.50%, due 8/1/37, #A70413		114,170
15,224	7.00%, due 8/1/37, #A70079		17,282
21,853	7.00%, due 9/1/37, #A65335		24,733
19,979	7.00%, due 9/1/37, #A65670		22,611
46,850	7.00%, due 9/1/37, #A65780		53,024
15,162	7.00%, due 9/1/37, #A65941		17,160
4,109	7.00%, due 9/1/37, #A66041		4,645
116,484	7.00%, due 9/1/37, #G03207		132,228
43,579	6.50%, due 11/1/37, #A68726		48,769
275,923	5.00%, due 2/1/38, #A73370		294,899
10,527	5.00%, due 2/1/38, #G03836		11,251
29,124	5.00%, due 3/1/38, #A73704		31,127
304,884	5.00%, due 4/1/38, #A76335		325,852
135,740	5.50%, due 4/1/38, #G04121		146,180
14,819	5.00%, due 5/1/38, #A77463		15,839
55,490	5.50%, due 5/1/38, #A77265		59,758
142,762	5.50%, due 5/1/38, #G04215		153,742
66,558	5.00%, due 6/1/38, #A77986		71,135
29,342	5.00%, due 6/1/38, #G04522		31,360
31,204	5.00%, due 7/1/38, #A79197		33,350
151,795	4.50%, due 9/1/38, #G04773		159,630
42,778	5.00%, due 9/1/38, #G04690		45,720
753,146	5.00%, due 10/1/38, #G04832		804,942
7,556	5.00%, due 11/1/38, #A82849		8,075
42,834	5.00%, due 12/1/38, #G05683		45,780
418,747	5.00%, due 2/1/39, #G05507		447,545
63,462	4.50%, due 4/1/39, #A85612		66,801
185,785	5.00%, due 5/1/39, #G08345		198,691
163,108	4.50%, due 9/1/39, #A88357		171,691
67,972	5.00%, due 9/1/39, #G05904		72,646
269,842	4.50%, due 11/1/39, #G05748		284,041
241,887	4.50%, due 12/1/39, #A90175		254,615
73,871	4.50%, due 4/1/40, #C03464		77,835
198,055	4.50%, due 5/1/40, #A92269		208,683
1,133,460	4.50%, due 5/1/40, #G06047		1,193,105
657,173	4.50%, due 6/1/40, #A92533		692,436
121,650	4.50%, due 6/1/40, #A92594		128,177
38,844	4.50%, due 8/1/40, #A93437		40,886
1,052,519	4.50%, due 8/1/40, #A93505		1,108,996
2,458,475	3.50%, due 1/1/41, #A96409		2,453,475
312,479	4.50%, due 1/1/41, #A96176		330,344
86,819	4.50%, due 2/1/41, #A97013		91,511
68,310	4.50%, due 4/1/41, #Q00285		72,082
1,081,481	4.50%, due 9/1/41, #C03701		1,141,197
179,677	3.50%, due 10/1/41, #Q04087		179,312
77,859	4.50%, due 11/1/41, #Q04699		82,160
210,324	3.50%, due 1/1/42, #Q05410		209,896
782,100	3.50%, due 2/1/42, #Q05996		780,509
318,730	3.50%, due 3/1/42, #G08479		318,082
3,098,945	3.50%, due 4/1/42, #Q07654		3,092,643
1,407,044	3.50%, due 5/1/42, #G08491		1,404,183
2,426,169	3.50%, due 6/1/42, #C09000		2,421,235
2,161,567	3.50%, due 6/1/42, #Q08641		2,157,171
67,370	3.00%, due 4/1/43, #V80025		64,662
363,977	3.00%, due 5/1/43, #Q18436		348,777
199,253	3.00%, due 6/1/43, #Q19697		190,901
400,000	3.00%, due 8/1/43, #Q20559		383,234
236,024	3.00%, due 8/1/43, #Q21026		226,168
733,378	3.00%, due 8/1/43, #G08540		702,638
	FHLMC GOLD TBA (b)
1,000,000	3.00%, due 9/15/27		1,022,969
5,000,000	4.00%, due 9/15/40		5,156,250
4,000,000	3.50%, due 9/15/42		3,987,970
	FNMA Pool
29,299	4.50%, due 10/1/20, #842732		31,141
147,734	3.00%, due 12/1/20, #MA0605		153,224
70,269	4.50%, due 12/1/20, #813954		74,696
36,301	4.50%, due 2/1/21, #845437		38,514
74,558	5.00%, due 2/1/21, #865191		79,806
27,107	5.00%, due 5/1/21, #879112		29,100
132,589	4.50%, due 7/1/21, #845515		141,066
2,410,598	3.00%, due 8/1/21, #AL0579		2,500,063
86,395	5.50%, due 10/1/21, #905090		91,371
238,607	3.00%, due 1/1/22, #MA0957		247,487
46,396	5.00%, due 2/1/22, #900946		49,322
130,596	6.00%, due 2/1/22, #912522		143,634
156,829	5.00%, due 6/1/22, #937709		168,415
78,967	5.00%, due 7/1/22, #938033		84,789
107,615	5.00%, due 7/1/22, #944887		116,205
367,373	5.50%, due 7/1/22, #905040		387,983
18,700	4.00%, due 7/1/25, #AE1318		19,784
18,153	4.00%, due 10/1/25, #AE1601		19,204
622,212	4.00%, due 12/1/25, #AH6058		660,351
499,926	4.00%, due 1/1/26, #AH3925		529,067
20,780	4.00%, due 1/1/26, #MA0624		21,992
58,620	4.00%, due 3/1/26, #AH8485		62,013
914,604	4.00%, due 5/1/26, #AH8174		967,840
88,749	3.00%, due 10/1/26, #AJ0049		91,087
36,079	3.00%, due 10/1/26, #AJ5474		37,032
117,630	3.00%, due 2/1/27, #AK4047		120,730
266,006	3.00%, due 4/1/27, #AB4997		273,016
870,622	3.00%, due 9/1/27, #AQ0333		893,679
177,549	4.50%, due 4/1/29, #MA0022		189,575
4,594	7.00%, due 8/1/32, #650101		5,141
85,041	4.50%, due 3/1/35, #814433		90,149
81,076	4.50%, due 4/1/35, #735396		85,958
32,290	4.50%, due 5/1/35, #822854		34,149
29,202	7.00%, due 6/1/35, #821610		32,880
58,265	4.50%, due 7/1/35, #826584		61,603
8,662	5.00%, due 7/1/35, #833958		9,333
44,389	7.00%, due 7/1/35, #826251		50,416
74,111	4.50%, due 8/1/35, #835751		78,485
29,683	7.00%, due 9/1/35, #842290		33,845
22,778	4.50%, due 11/1/35, #256032		24,110
44,932	5.00%, due 12/1/35, #852482		48,359
14,653	4.50%, due 1/1/36, #852510		15,499
17,500	7.00%, due 2/1/36, #865190		20,084
21,113	7.00%, due 4/1/36, #887709		23,075
508,963	5.00%, due 5/1/36, #745515		549,478
11,757	5.00%, due 7/1/36, #888789		12,675
31,099	6.50%, due 7/1/36, #897100		34,196
69,982	7.00%, due 7/1/36, #887793		79,567
73,389	6.00%, due 8/1/36, #892925		81,276
158,138	6.50%, due 8/1/36, #878187		175,234
107,573	5.00%, due 9/1/36, #893621		115,684
140,805	5.50%, due 10/1/36, #831845		152,741
67,905	5.50%, due 10/1/36, #893087		73,778
56,353	6.00%, due 10/1/36, #897174		61,626
100,270	5.50%, due 12/1/36, #256513		108,942
1,716	6.50%, due 12/1/36, #920162		1,806
66,751	7.00%, due 1/1/37, #256567		75,794
208,423	5.50%, due 2/1/37, #256597		226,449
120,267	6.00%, due 2/1/37, #909357		131,521
3,436	7.00%, due 2/1/37, #915904		3,747
87,203	5.00%, due 3/1/37, #913007		93,778
146,770	5.50%, due 3/1/37, #256636		159,476
9,070	5.00%, due 4/1/37, #914599		9,753
64,403	6.50%, due 5/1/37, #917052		69,432
588,524	5.50%, due 6/1/37, #918554		639,476
128,758	5.50%, due 6/1/37, #918705		139,894
593,670	6.00%, due 6/1/37, #888413		650,514
372,763	6.00%, due 6/1/37, #917129		407,996
67,368	7.00%, due 6/1/37, #256774		75,561
48,881	7.00%, due 6/1/37, #940234		55,697
34,772	5.00%, due 7/1/37, #944534		37,394
238,819	5.50%, due 10/1/37, #954939		259,473
58,410	6.00%, due 12/1/37, #965488		63,876
453,791	5.50%, due 2/1/38, #961691		493,038
122,947	5.00%, due 1/1/39, #AA0835		132,217
32,501	5.00%, due 1/1/39, #AA0840		34,951
1,418	5.00%, due 1/1/39, #AA0862		1,525
72,099	4.00%, due 2/1/39, #930606		74,645
6,419	5.00%, due 3/1/39, #AA4461		6,903
195,412	5.00%, due 3/1/39, #930635		210,146
5,541	5.00%, due 3/1/39, #930760		5,959
27,031	5.00%, due 3/1/39, #995948		29,078
25,373	4.00%, due 4/1/39, #AA0777		26,264
473,872	4.00%, due 4/1/39, #AO3504		490,132
112,030	4.50%, due 4/1/39, #AA4590		118,447
240,213	5.00%, due 4/1/39, #930871		258,612
197,547	5.00%, due 4/1/39, #930992		212,442
147,956	5.00%, due 4/1/39, #995930		159,112
540,642	4.50%, due 6/1/39, #AA7681		571,801
200,469	5.00%, due 6/1/39, #995896		215,585
414,816	4.50%, due 7/1/39, #AE8152		438,578
145,223	5.00%, due 7/1/39, #995895		156,173
656,249	4.50%, due 8/1/39, #931837		694,273
584,732	5.00%, due 8/1/39, #AC3221		629,645
1,758,940	4.00%, due 12/1/39, #AE0215		1,822,297
189,083	4.50%, due 12/1/39, #932324		200,088
36,960	4.50%, due 2/1/40, #AC8494		39,077
99,838	4.50%, due 2/1/40, #AD1045		105,626
91,189	4.50%, due 2/1/40, #AD2832		96,466
48,797	5.00%, due 3/1/40, #AB1186		52,547
2,371,223	5.00%, due 5/1/40, #AD6374		2,568,371
34,927	5.00%, due 6/1/40, #AD8058		37,710
285,997	5.00%, due 7/1/40, #AD4634		308,152
400,977	5.00%, due 7/1/40, #AD4994		432,194
41,308	5.00%, due 7/1/40, #AD7565		44,467
1,048,663	4.50%, due 8/1/40, #AD8035		1,110,524
174,085	4.50%, due 8/1/40, #AD8397		184,344
267,033	4.50%, due 8/1/40, #890236		282,808
319,964	4.00%, due 9/1/40, #AE4311		331,267
36,710	4.00%, due 9/1/40, #AE4312		37,996
745,185	4.50%, due 9/1/40, #AE1500		788,714
89,822	4.00%, due 10/1/40, #AE4124		92,996
305,241	4.00%, due 10/1/40, #AE6057		315,982
25,245	4.00%, due 11/1/40, #AE5156		26,129
175,930	4.50%, due 11/1/40, #AE5162		186,342
556,951	4.00%, due 12/1/40, #MA0583		576,630
156,953	4.00%, due 1/1/41, #AE4583		162,491
250,825	4.00%, due 2/1/41, #AH3200		259,700
432,094	4.50%, due 3/1/41, #AH7009		457,801
1,575,527	4.50%, due 4/1/41, #AH9054		1,669,227
42,724	4.50%, due 5/1/41, #AI1364		45,285
333,751	4.50%, due 5/1/41, #AI1888		353,642
2,063,682	4.50%, due 5/1/41, #AL0160		2,191,610
218,458	4.50%, due 6/1/41, #AI4815		231,480
89,404	4.00%, due 7/1/41, #AI0038		92,558
20,430	4.00%, due 8/1/41, #AI8218		21,151
28,840	4.50%, due 9/1/41, #AH3865		30,578
100,188	4.50%, due 9/1/41, #AI4050		106,150
26,853	4.50%, due 9/1/41, #AJ0729		28,474
252,046	4.00%, due 10/1/41, #AJ4052		260,933
1,442,323	4.00%, due 11/1/41, #AJ4668		1,493,525
667,298	4.00%, due 11/1/41, #AJ5643		690,698
218,180	4.00%, due 12/1/41, #AJ3097		225,852
480,406	4.00%, due 2/1/42, #AJ9774		500,980
388,555	4.00%, due 4/1/42, #MA1028		402,336
2,000,000	3.00%, due 8/1/43, #AU3363		1,924,239
	FNMA TBA (b)
400,000	3.00%, due 9/15/26		409,438
2,000,000	4.00%, due 9/1/40		2,066,563
3,000,000	3.50%, due 9/15/41		3,000,000
	GNMA Pool
25,722	7.00%, due 9/15/35, #647831		29,249
97,872	5.00%, due 10/15/35, #642220		106,311
79,308	5.00%, due 11/15/35, #550718		85,922
88,639	5.50%, due 11/15/35, #650091		96,900
49,390	5.50%, due 12/15/35, #646307		54,090
76,699	5.50%, due 4/15/36, #652534		83,454
66,699	6.50%, due 6/15/36, #652593		74,558
38,900	5.50%, due 7/15/36, #608993		42,390
85,497	6.50%, due 10/15/36, #646564		95,670
42,569	6.00%, due 11/15/36, #617294		46,922
140,231	6.50%, due 12/15/36, #618753		162,783
118,483	5.50%, due 2/15/37, #658419		128,921
365,877	6.00%, due 4/15/37, #668411		402,479
336,179	5.00%, due 8/15/37, #671463		362,624
166,893	6.00%, due 10/15/37, #664379		183,589
34,322	5.50%, due 8/15/38, #677224		37,335
206,216	5.50%, due 8/15/38, #691314		224,323
9,087	5.50%, due 12/15/38, #705632		9,885
1,130,705	4.50%, due 5/15/39, #717066		1,205,887
24,003	5.50%, due 6/15/39, #714262		26,108
1,011,968	5.50%, due 6/15/39, #714720		1,100,745
946,903	4.50%, due 7/15/39, #720160		1,011,316
2,756,766	5.00%, due 9/15/39, #726311		2,982,486
15,034	5.50%, due 1/15/40, #723631		16,346
63,685	5.50%, due 2/15/40, #680537		69,246
			99,771,496
	Total Mortgage-Backed Securities (cost $98,804,862)		100,666,962

	U.S. GOVERNMENT INSTRUMENTALITIES	10.0%
	U.S. Treasury Notes	10.0%
	U.S. Treasury Note
2,000,000	0.75%, due 9/15/13		2,000,468
1,000,000	0.50%, due 10/15/13		1,000,547
7,000,000	0.75%, due 12/15/13		7,013,671
	Total U.S. Government Instrumentalities (cost $10,013,983)		10,014,686

	SHORT-TERM INVESTMENTS	4.6%
4,584,361	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		4,584,361
	Total Short-Term Investments (cost $4,584,361)		4,584,361

	Total Investments (cost $113,403,206)	115.6%	115,266,009
	Liabilities less Other Assets	(15.6)%	(15,565,259)
	TOTAL NET ASSETS	100.0%	$99,700,750

(a)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2013.
(b)	Security purchased on a when-issued basis. As of August 31, 2013, the total cost of investments purchased on a when-issued basis was $15,701,859 or 15.7% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2013.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PACIFIC INCOME ADVISORS MODERATE DURATION BOND FUND
Schedule of Investments - August 31, 2013 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	44.0%
	Agriculture	2.2%
	Archer-Daniels-Midland Co.
$275,000	5.375%, due 9/15/35		$294,018
	Bunge Limited Finance Corp.
400,000	8.50%, due 6/15/19		487,329
			781,347
	Auto Service	1.3%
	American Axle & Manufacturing, Inc.
200,000	6.625%, due 10/15/22		205,500
	Meritor, Inc.
250,000	6.75%, due 6/15/21		245,313
			450,813
	Banks	3.9%
	CIT Group, Inc.
200,000	5.00%, due 8/15/22		189,826
	Citigroup, Inc.
400,000	4.50%, due 1/14/22		416,842
	JPMorgan Chase & Co.
370,000	4.50%, due 1/24/22		384,551
	Wells Fargo Co.
400,000	1.50%, due 1/16/18		389,998
			1,381,217
	Beverages	1.2%
	Anheuser-Busch Inbev Worldwide
419,120	9.75%, due 11/17/15 (d)		417,025
	Brokers	1.7%
	Goldman Sachs Group, Inc.
400,000	5.25%, due 7/27/21		428,118
	Morgan Stanley
150,000	6.625%, due 4/1/18		172,082
			600,200
	Chemicals	6.4%
	Axiall Corp.
100,000	4.875%, due 5/15/23 (e)		93,125
	Cabot Corp.
400,000	2.55%, due 1/15/18		397,499
	CF Industries Holdings, Inc.
400,000	6.875%, due 5/1/18		466,812
	Dow Chemical Co.
380,000	3.00%, due 11/15/22		350,601
	Eastman Chemical Co.
400,000	3.60%, due 8/15/22		387,940
	Methanex Corp.
125,000	3.25%, due 12/15/19		121,853
	RPM International, Inc.
400,000	6.125%, due 10/15/19		454,886
			2,272,716
	Commercial Finance	0.7%
	GATX Corp.
260,000	3.90%, due 3/30/23		249,258
	Construction Machinery	0.7%
	Terex Corp.
250,000	6.50%, due 4/1/20		261,875
	Construction and Engineering	0.7%
	Mastec, Inc.
250,000	4.875%, due 3/15/23		232,500
	Diversified Financial Services	1.1%
	General Electric Capital Corp.
350,000	5.00%, due 1/8/16		380,008
	Electric Utilities	1.5%
	Duke Energy Carolinas
450,000	6.10%, due 6/1/37		526,644
	Electrical Equipment	0.3%
	General Cable Corp.
100,000	5.75%, due 10/1/22 (e)		96,750
	Energy	0.6%
	Calumet Specialty Products Partners
200,000	9.375%, due 5/1/19		221,000
	Environmental Services	0.3%
	Clean Harbors, Inc.
125,000	5.125%, due 6/1/21		122,188
	Equipment Rental and Leasing	0.9%
	H & E Equipment Services, Inc.
200,000	7.00%, due 9/1/22		213,500
	TRAC Intermodal LLC
100,000	11.00%, due 8/15/19		112,500
			326,000
	Financial Services	0.6%
	Apollo Investment Corp.
200,000	5.75%, due 1/15/16		211,250
	Food and Beverage	0.8%
	Chiquita Brands International, Inc.
250,000	7.875%, due 2/1/21 (e)		264,375
	Hardware	0.7%
	NCR Corp.
250,000	4.625%, due 2/15/21		239,375
	Healthcare	0.6%
	Davita, Inc.
200,000	5.75%, due 8/15/22		199,000
	Home Building	1.1%
	NVR, Inc.
400,000	3.95%, due 9/15/22		383,990
	Insurance	1.9%
	American International Group, Inc.
270,000	5.85%, due 1/16/18		305,166
	MetLife, Inc.
350,000	5.00%, due 6/15/15		375,580
			680,746
	Medical Equipment	1.7%
	Agilent Technologies, Inc.
350,000	3.20%, due 10/1/22		324,463
	Thermo Fisher Scientific, Inc.
320,000	3.15%, due 1/15/23		293,639
			618,102
	Medical/Drugs	2.2%
	GlaxoSmithKline
400,000	5.65%, due 5/15/18		461,554
	Wyeth
275,000	5.45%, due 4/1/17		312,102
			773,656
	Metals and Mining	1.5%
	FMG Resources
250,000	6.875%, due 4/1/22 (e)		248,750
	Freeport-McMoRan Copper & Gold, Inc.
300,000	3.10%, due 3/15/20 (e)		272,259
			521,009
	Mining	1.0%
	Rio Tinto Finance USA Ltd.
300,000	6.50%, due 7/15/18		348,884
	Oil and Gas	1.0%
	Basic Energy Services, Inc.
150,000	7.75%, due 10/15/22		146,250
	Statoil ASA
210,000	2.65%, due 1/15/24		192,443
			338,693
	Oil and Gas Extraction	0.4%
	Continental Resources, Inc.
150,000	4.50%, due 4/15/23		148,125
	Paper	0.7%
	Cascades, Inc.
250,000	7.875%, due 1/15/20		264,375
	Retail	1.3%
	Walgreen Co.
500,000	3.10%, due 9/15/22		469,652
	Software	1.3%
	Equifax, Inc.
470,000	3.30%, due 12/15/22		438,643
	Software Publishers	1.4%
	Oracle Corp.
500,000	2.375%, due 1/15/19		498,556
	Telecommunications	1.1%
	Sprint Nextel Corp.
250,000	6.00%, due 12/1/16		265,625
	Verizon Communications, Inc.
100,000	7.75%, due 12/1/30		127,851
			393,476
	Tools	1.2%
	Stanley Black & Decker, Inc.
400,000	5.20%, due 9/1/40		408,787
	Total Corporate Bonds (cost $15,404,787)		15,520,235

	SOVEREIGN BONDS	2.2%
	Federal Republic of Brazil
293,384	12.50%, due 1/5/16 (d)		313,481
	Republic of Chile
460,559	5.50%, due 8/5/20 (d)		471,151
	Total Sovereign Bonds (cost $954,555)		784,632

	MORTGAGE-BACKED SECURITIES	33.4%
	U.S. Government Agencies	33.4%
	FHLMC Pool
16,575	4.50%, due 12/1/14, #B17362		17,424
12,011	4.50%, due 6/1/24, #G13584		12,673
226,965	4.50%, due 10/1/24, #J10934		239,010
16,614	4.50%, due 6/1/25, #G14013		17,488
324,106	5.50%, due 5/1/26, #D96978		349,544
55,075	5.00%, due 7/1/37, #A62994		58,863
359,282	5.00%, due 4/1/38, #A75230		383,991
88,412	5.50%, due 11/1/38, #G08300		95,212
270,024	5.50%, due 1/1/39, #G05072		290,792
49,424	5.00%, due 2/1/39, #G05518		52,823
123,639	4.50%, due 7/1/39, #A87307		130,145
66,820	4.00%, due 8/1/39, #A87714		68,920
19,648	4.50%, due 11/1/39, #A89870		20,682
521,772	5.00%, due 2/1/40, #A91627		558,018
41,026	4.50%, due 5/1/40, #G06047		43,185
45,878	5.50%, due 5/1/40, #G06091		49,407
449,149	4.50%, due 6/1/40, #A92533		473,250
17,073	4.50%, due 8/1/40, #G06024		18,071
220,405	4.50%, due 10/1/40, #G06062		232,232
	FHLMC TBA
800,000	4.00%, due 9/15/40 (f)		825,000
	FNMA Pool
172,015	5.50%, due 1/1/38, #952038		186,892
91,584	5.00%, due 4/1/38, #929301		98,489
467,363	5.50%, due 8/1/38, #889988		514,795
114,256	5.00%, due 3/1/39, #995906		122,871
1,242,232	4.00%, due 12/1/39, #AE0215		1,286,976
711,367	5.00%, due 5/1/40, #AD6374		770,511
67,977	4.00%, due 10/1/40, #AE6083		70,348
449,942	4.00%, due 11/1/41, #AB3946		465,844
	FNMA TBA
1,000,000	4.00%, due 9/1/40 (f)		1,033,281
1,000,000	3.50%, due 9/15/41 (f)		1,000,000
	GNMA Pool
18,272	5.00%, due 1/15/34, #626039		19,839
15,152	5.00%, due 6/15/37, #565183		16,344
67,291	4.50%, due 10/15/38, #782441		71,754
194,363	5.00%, due 1/15/39, #708121		210,277
419,697	5.00%, due 6/15/39, #713464		454,061
105,891	4.50%, due 9/15/40, #733483		113,530
218,272	5.00%, due 9/15/40, #731669		237,730
424,704	4.50%, due 6/15/41, #749259		455,964
671,154	4.50%, due 6/15/41, #724138		715,202
			11,781,438
	Total Mortgage-Backed Securities (cost $11,479,070)		11,781,438

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	23.2%
	U.S. Government Agencies	8.2%
	FNMA
1,900,000	0.50%, due 9/28/15		1,901,442
1,000,000	0.375%, due 12/21/15		996,099
			2,897,541
	U.S. Treasury Bonds	0.9%
	U.S. Treasury Bond
295,000	3.75%, due 8/15/41		300,600
	U.S. Treasury Notes	14.1%
	U.S. Treasury Note
1,800,000	0.75%, due 9/15/13		1,800,421
2,300,000	0.75%, due 12/15/13		2,304,492
500,000	2.50%, due 6/30/17		525,274
380,000	2.00%, due 2/15/23		357,378
			4,987,565
	Total U.S. Government Agencies and Instrumentalities (cost $8,208,517)		8,185,706

	OPEN-END FUNDS	3.6%
135,892	PIA BBB Bond Fund (g)		1,271,947
	Total Open-End Funds (cost $1,346,687)		1,271,947

	RIGHTS	0.0%
1	Global Crossing North America, Inc.
	Liquidating Trust (a) (b) (cost $0)		-

	SHORT-TERM INVESTMENTS	1.4%
499,960	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		499,960
6	Invesco STIT - Treasury Portfolio - Institutional Class, 0.02% (c)		6
	Total Short-Term Investments (cost $499,966)		499,966

	Total Investments (cost $37,893,582)	107.8%	38,043,924
	Liabilities less Other Assets	(7.8)%	(2,742,564)
	TOTAL NET ASSETS	100.0%	$35,301,360

(a)	Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of August 31, 2013, the security had a cost and value of $0 (0.0% of total net assets).
(b)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2013.
(d)	Par and market value for foreign securities are shown in U.S. dollars.
(e)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2013, the value of these investments was $975,259 or 2.8% of total net assets.
(f)	Security purchased on a when-issued basis. As of August 31, 2013, the total cost of investments purchased on a when-issued basis was $2,868,438 or 8.1% of total net assets.
(g)	Investment in affiliated security. This Fund is advised by Pacific Income Advisers, Inc., which also serves as adviser to the Moderate Duration Bond Fund.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PACIFIC INCOME ADVISORS SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2013 (Unaudited)

Principal
Amount/ Shares			Value
	CORPORATE BONDS	41.0%
	Agricultural Equipment	0.7%
	John Deere Capital Corp.
$1,000,000	0.75%, due 1/22/16		$995,032
	Agriculture	0.7%
	Bunge Limited
1,000,000	4.10%, due 3/15/16		1,053,242
	Autos	1.5%
	Daimler Finance North America LLC
1,200,000	1.45%, due 8/1/16 (a)		1,196,208
	Ford Motor Credit Co. LLC
1,000,000	1.70%, due 5/9/16		988,044
			2,184,252
	Banks	8.5%
	Bank of America Corp.
1,300,000	4.50%, due 4/1/15		1,363,930
	Bank of New York Mellon
1,300,000	2.95%, due 6/18/15		1,350,440
	BB&T Corp.
1,000,000	5.20%, due 12/23/15		1,088,585
	BMO Bank Of Montreal
1,000,000	1.30%, due 7/15/16		1,000,233
	Capital One Financial Corp.
1,000,000	2.15%, due 3/23/15		1,016,425
	Citigroup, Inc.
1,000,000	2.65%, due 3/2/15		1,023,193
	JPMorgan Chase & Co.
1,500,000	1.875%, due 3/20/15		1,520,295
	State Street Corp.
1,550,000	4.30%, due 5/30/14		1,595,858
	Suntrust Banks, Inc.
650,000	3.60%, due 4/15/16		685,991
	Wells Fargo & Co.
1,500,000	3.75%, due 10/1/14		1,552,416
			12,197,366
	Biotech	0.5%
	Amgen, Inc.
700,000	2.30%, due 6/15/16		719,970
	Brokers	0.9%
	Goldman Sachs Group, Inc.
1,300,000	3.30%, due 5/3/15		1,346,097
	Chemicals	2.1%
	Dow Chemical Co.
700,000	2.50%, due 2/15/16		723,802
	Eastman Chemical Co.
700,000	3.00%, due 12/15/15		729,211
	Ecolab, Inc.
1,000,000	2.375%, due 12/8/14		1,019,441
565,000	3.00%, due 12/8/16		591,265
			3,063,719
	Computer Equipment	0.9%
	Cisco Systems, Inc.
1,300,000	1.625%, due 3/14/14		1,308,217
	Computer Hardware	0.7%
	Apple, Inc.
1,000,000	0.45%, due 5/3/16		990,501
	Consumer Finance	0.9%
	American Express Credit
1,300,000	1.75%, due 6/12/15		1,321,687
	Diversified Financial Services	1.1%
	General Electric Capital Corp.
1,550,000	3.75%, due 11/14/14		1,607,153
	Diversified Minerals	0.6%
	BHP Billiton Finance USA, Ltd.
800,000	1.00%, due 2/24/15		805,750
	Electric Utilities	0.7%
	Dominion Resources, Inc.
700,000	1.95%, due 8/15/16		712,458
	Southern California Edison Co.
255,000	5.75%, due 3/15/14		262,014
			974,472
	Electrical Equipment	0.7%
	Tyco International Group SA
1,000,000	3.375%, due 10/15/15		1,042,031
	Finance	0.8%
	SLM Corp.
1,000,000	6.25%, due 1/25/16		1,070,000
	Financial Services	0.9%
	CME Group, Inc.
1,200,000	5.75%, due 2/15/14		1,227,119
	Food	1.2%
	Conagra Foods, Inc.
930,000	1.30%, due 1/25/16		936,602
	Kraft Foods Group, Inc.
700,000	1.625%, due 6/4/15		710,261
			1,646,863
	Food and Beverage	1.6%
	Coca Cola Co.
1,000,000	1.80%, due 9/1/16		1,021,966
	Pepsico, Inc.
1,300,000	0.70%, due 8/13/15		1,301,290
			2,323,256
	Health Care	0.7%
	McKesson Corp.
1,000,000	0.95%, due 12/4/15		1,000,476
	Insurance	3.0%
	Aetna Inc.
1,000,000	6.00%, due 6/15/16		1,125,994
	American International Group, Inc.
700,000	3.00%, due 3/20/15		720,400
	CNA Financial Corp.
88,000	5.85%, due 12/15/14		93,348
	Metlife, Inc.
850,000	2.375%, due 2/6/14		857,323
	Prudential Financial Inc.
700,000	4.75%, due 9/17/15		753,463
	Wellpoint, Inc.
650,000	5.25%, due 1/15/16		709,316
			4,259,844
	Life Sciences Equipment	0.6%
	Thermo Fisher Scientific, Inc.
800,000	3.20%, due 5/1/15		826,831
	Manufacturing	0.2%
	ITT Corp.
232,000	7.375%, due 11/15/15		260,510
	Media	1.4%
	Time Warner, Inc.
985,000	3.15%, due 7/15/15		1,025,835
	Viacom Inc.
1,000,000	1.25%, due 2/27/15		1,003,094
			2,028,929
	Medical Equipment	1.2%
	Agilent Technologies, Inc.
425,000	5.50%, due 9/14/15		460,573
	Baxter International, Inc.
450,000	0.95%, due 6/1/16		448,406
	Boston Scientific Corp.
700,000	4.50%, due 1/15/15		735,981
			1,644,960
	Medical/Drugs	0.9%
	Eli Lilly & Co.
500,000	4.20%, due 3/6/14		509,538
	Wyeth
800,000	5.50%, due 2/1/14		816,552
			1,326,090
	Metals and Mining	1.3%
	Glencore Funding LLC
500,000	1.70%, due 5/27/16 (a)		487,811
	Rio Tinto Finance USA Ltd.
1,300,000	1.875%, due 11/2/15		1,318,957
			1,806,768
	Oil and Gas	1.0%
	Anadarko Petroleum Corp.
600,000	5.95%, due 9/15/16		673,399
	Ensco Plc
700,000	3.25%, due 3/15/16		729,358
			1,402,757
	Retail	2.1%
	Target Corp.
1,300,000	1.125%, due 7/18/14		1,308,091
	Walgreen Co.
700,000	1.00%, due 3/13/15		702,449
	Wal-Mart Stores, Inc.
1,000,000	1.625%, due 4/15/14		1,007,601
			3,018,141
	Semiconductors	0.9%
	Texas Instruments, Inc.
1,300,000	1.375%, due 5/15/14		1,307,978
	Telecommunications	2.2%
	American Tower Corp.
233,000	4.625%, due 4/1/15		243,532
	AT&T, Inc.
1,500,000	0.875%, due 2/13/15		1,503,141
	Verizon Communications, Inc.
1,400,000	0.70%, due 11/2/15		1,395,265
			3,141,938
	Transportation	0.5%
	Paccar Financial Corp.
700,000	0.75%, due 5/16/16		692,003
	Total Corporate Bonds (cost $58,640,776)		58,593,952

	MORTGAGE-BACKED SECURITIES	14.2%
	Commercial Mortgage-Backed Securities	4.1%
	Banc of America Commercial Mortgage Trust
1,825,728	5.90%, due 5/10/45, Series 2006-2, Class AAB (b)		1,890,428
	Credit Suisse Mortgage Capital
1,500,000	5.567%, due 2/15/39, Series 2006-C1, Class A4 (b)		1,626,563
	LB-UBS Commercial Mortgage Trust
1,170,000	5.71%, due 6/15/29, Series 2004-C4, Class A4 (b)		1,191,684
1,000,000	5.661%, due 3/15/39, Series 2006-C3, Class A4 (b)		1,088,186
			5,796,861
	U.S. Government Agencies	10.1%
	FHLMC ARM Pool (b)
7,163	2.182%, due 8/1/15, #755204		7,163
10,070	2.352%, due 2/1/22, #845113		10,748
31,349	1.999%, due 10/1/22, #635206		31,680
9,675	2.366%, due 6/1/23, #845755		9,890
8,203	2.33%, due 2/1/24, #609231		8,274
430,791	2.443%, due 1/1/25, #785726		452,228
10,916	2.783%, due 1/1/33, #1B0668		10,942
635,177	2.389%, due 10/1/34, #782784		666,942
300,646	2.552%, due 12/1/34, #1G0018		318,894
172,083	2.732%, due 4/1/36, #847671		182,971
	FHLMC Pool
376,573	5.00%, due 10/1/38, #G04832		402,471
	FNMA ARM Pool (b)
36,296	2.659%, due 7/1/25, #555206		36,549
214,091	1.988%, due 7/1/27, #424953		217,614
85,697	2.35%, due 3/1/28, #556438		86,478
122,299	2.259%, due 6/1/29, #508399		130,386
239,911	2.132%, due 4/1/30, #562912		253,289
86,911	2.456%, due 10/1/30, #670317		88,667
45,097	2.24%, due 9/1/31, #597196		47,541
29,932	2.277%, due 11/1/31, #610547		30,022
3,817	2.25%, due 4/1/32, #629098		3,823
463,836	2.541%, due 10/1/33, #743454		492,298
1,318,210	2.75%, due 11/1/33, #755253		1,382,103
2,189,113	2.44%, due 5/1/34, #AC5719		2,320,101
546,245	2.395%, due 7/1/34, #779693		575,677
432,858	2.477%, due 10/1/34, #795136		457,694
295,298	2.422%, due 1/1/35, #805391		314,147
119,124	2.521%, due 10/1/35, #845041		126,290
267,341	2.249%, due 10/1/35, #846171		280,465
460,624	2.45%, due 1/1/36, #849264		490,081
141,073	2.516%, due 6/1/36, #872502		149,704
780,399	2.69%, due 1/1/37, #906389		834,537
1,064,797	2.884%, due 3/1/37, #907868		1,141,744
543,900	2.28%, due 8/1/37, #949772		556,400
51,568	2.75%, due 10/1/37, #955963		52,391
99,380	1.81%, due 11/1/37, #948183		103,477
287,221	3.015%, due 11/1/37, #953653		286,594
	FNMA Pool
772,189	5.00%, due 6/1/40, #AD5479		831,674
81,749	4.00%, due 11/1/41, #AJ3797		84,661
	GNMA II ARM Pool (b)
10,539	2.00%, due 11/20/21, #8871		10,990
60,605	1.625%, due 10/20/22, #8062		62,976
143,429	1.625%, due 11/20/26, #80011		149,057
35,868	2.00%, due 11/20/26, #80013		37,409
19,268	1.625%, due 12/20/26, #80021		20,024
9,246	1.625%, due 1/20/27, #80029		9,622
160,028	1.75%, due 7/20/27, #80094		166,220
227,289	1.75%, due 8/20/27, #80104		236,084
9,406	1.625%, due 10/20/27, #80122		9,775
80,599	1.625%, due 1/20/28, #80154		83,873
160,393	1.625%, due 10/20/29, #80331		166,694
32,230	1.625%, due 11/20/29, #80344		33,497
			14,462,831
	Total Mortgage-Backed Securities (cost $19,793,837)		20,259,692

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	39.9%
	U.S. Government Agencies	22.0%
	FHLMC
5,000,000	0.375%, due 11/27/13		5,003,730
2,500,000	0.45%, due 1/9/14		2,503,455
			7,507,185
	FNMA
5,000,000	1.00%, due 9/23/13		5,002,570
8,500,000	0.75%, due 12/18/13		8,517,969
5,300,000	1.25%, due 2/27/14		5,330,115
5,000,000	0.875%, due 8/28/14		5,035,195
			23,885,849
	U.S. Treasury Notes	17.9%
	U.S. Treasury Note
4,450,000	0.75%, due 9/15/13		4,451,041
10,000,000	0.50%, due 11/15/13		10,008,980
11,000,000	0.75%, due 12/15/13		11,021,483
			25,481,504
	Total U.S. Government Agencies and Instrumentalities (cost $56,841,705)		56,874,538

	SHORT-TERM INVESTMENTS	4.4%
3,312,272	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (c)		3,312,272
	U.S. Treasury Bill
$3,000,000	0.038%, due 10/17/13 (d)		2,999,854
	Total Short-Term Investments (cost $6,312,126)		6,312,126

	Total Investments (cost $141,588,444)	99.5%	142,040,308
	Other Assets less Liabilities	0.5%	681,031
	TOTAL NET ASSETS	100.0%	$142,721,339

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2013, the value of these investments was $1,684,019 or 1.18% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2013.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2013.
(d)	Rate shown is the discount rate at August 31, 2013.
ARM - Adjustable Rate Mortgage
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

PIA Funds
Notes to the Schedule of Investments
August 31, 2013 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, the PIA Moderate Duration Bond Fund and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.

Fixed income securities are valued at market on the basis of valuations furnished by an independent pricing service which utilizes dealer-supplied valuations, reported trades and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most fixed income securities are categorized in level 2 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  Short-term securities which mature after 60 days are valued at market.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy.  Credit default swaps are valued daily based upon quotations from market makers and are typically categorized in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2013:

PIA BBB Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$247,079,813	$-	$247,079,813
Sovereign Bonds	-	34,838,994	-	34,838,994
U.S. Government Instrumentalities	-	2,043,374	-	2,043,374
Total Fixed Income	-	283,962,181	-	283,962,181
Short-Term Investments	12,413,636	-	-	12,413,636
Total Investments	$12,413,636	$283,962,181	$-	$296,375,817

PIA MBS Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Mortgage-Backed Securities – U.S. Government Agencies	$-	$100,666,962	$-	$100,666,962
U.S. Government Instrumentalities	-	10,014,686	-	10,014,686
Total Fixed Income	-	110,681,648	-	110,681,648
Short-Term Investments	4,584,361	-	-	4,584,361
Total Investments	$4,584,361	$110,681,648	$-	$115,266,009

PIA High Yield Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$44,479,503	$-	$44,479,503
Total Fixed Income	-	44,479,503	-	44,479,503
Short-Term Investments	3,967,433	-	-	3,967,433
Total Investments	$3,967,433	$44,479,503	$-	$48,446,936

PIA Moderate Duration Bond Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$15,520,235	$-	$15,520,235
Sovereign Bonds	-	784,632	-	784,632
Mortgage-Backed Securities	-	11,781,438	-	11,781,438
U.S. Government Agencies and Instrumentalities	-	8,185,706	-	8,185,706
Open–End Funds	1,271,947	-	-	1,271,947
Total Fixed Income	1,271,947	36,272,011	-	37,543,958
Short-Term Investments	499,966	-	-	499,966
Total Investments	$1,771,913	$36,272,011	$-	$38,043,924

PIA Short-Term Securities Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$58,593,952	$-	$58,593,952
Mortgage-Backed Securities	-	20,259,692	-	20,259,692
U.S. Government Agencies and Instrumentalities	-	56,874,538	-	56,874,538
Total Fixed Income	-	135,728,182	-	135,728,182
Short-Term Investments	3,312,272	2,999,854	-	6,312,126
Total Investments	$3,312,272	$138,728,036	$-	$142,040,308

Refer to the Funds’ Schedule of Investments for additional information. Transfers between levels are recognized at August 31, 2013, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the period ended August 31, 2013.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2013 was as follows*:

PIA BBB Bond Fund

Cost of investments	$300,737,120

Gross unrealized appreciation	$8,796,042
Gross unrealized depreciation	(13,157,345)
Net unrealized depreciation	$(4,361,303)

PIA MBS Bond Fund

Cost of investments	$113,403,206

Gross unrealized appreciation	$2,921,803
Gross unrealized depreciation	(1,059,000)
Net unrealized appreciation	$1,862,803

PIA High Yield Fund

Cost of investments	$47,748,027

Gross unrealized appreciation	$1,274,786
Gross unrealized depreciation	(575,877)
Net unrealized appreciation	$698,909

PIA Moderate Duration Bond Fund

Cost of investments	$37,920,550

Gross unrealized appreciation	$893,457
Gross unrealized depreciation	(770,083)
Net unrealized appreciation	$123,374

PIA Short-Term Securities Fund

Cost of investments	$141,588,444

Gross unrealized appreciation	$754,921
Gross unrealized depreciation	(303,057)
Net unrealized appreciation	$451,864

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Note 3 – Other Affiliates

The PIA Moderate Duration Fund’s activity for investments in open-end mutual funds of affiliates is as follows:

PIA BBB Bond Fund
Beginning Shares	195,644
Beginning Cost	$1,946,825
Purchase Cost	-
Sales Cost	(600,138)
Ending Cost	$1,346,687
Ending Shares	135,892
Dividend Income	$105,909
Net Realized Gain/(Loss)	$(138)

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  10/15/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date  10/15/13

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date  10/15/13

* Print the name and title of each signing officer under his or her signature.